PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Short-term provisions	$ 9,513	$ 337
Long-term provisions, non-Current	40,706	29,549
Total Provisions	50,219	29,886
Litigations [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Short-term provisions	639	337
Long-term provisions, non-Current	39,029	29,549
Other Short Term Provisions [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Short-term provisions	8,874	0
Other Long TermProvisions [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Long-term provisions, non-Current	$ 1,677	$ 0